9. Segment and Geographic Information (Sept 2018 Note) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,939,000	$ 4,325,000	$ 9,308,000	$ 8,160,000	$ 16,658,000	$ 12,825,000
Product [Member]
Revenues	4,635,000	4,144,000	8,730,000	7,747,000	$ 15,663,000	$ 11,957,000
Product [Member] | UNITED STATES
Revenues	2,426,000	2,268,000	4,397,000	4,127,000
Product [Member] | Latin America [Member]
Revenues	997,000	754,000	2,076,000	1,323,000
Product [Member] | Europe and Rest of the World [Member]
Revenues	$ 1,212,000	$ 1,122,000	$ 2,257,000	$ 2,297,000